CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company statements of operations and comprehensive loss (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Parent Company Statements Of Operations And Comprehensive Loss
Revenue	¥ 109,898,245	$ 16,196,997	¥ 66,285,032	¥ 68,854,280
Cost of revenue	73,410,205	10,819,325	51,044,495	47,976,836
Gross profit	36,488,040	5,377,672	15,240,537	20,877,444
General and administrative expenses	55,495,066	8,178,961	49,645,680	63,765,583
Allowance for (net recovery of) credit losses	4,094,917	603,516	(2,856,803)	4,086,505
Loss from operations	(41,227,583)	(6,076,194)	(57,319,712)	(71,637,911)
Gain (loss) in fair value changes of warrants liability	671	99	6,226	(933,995)
Other income (expenses)	(178,542)	(26,314)	296,155	59,049
Foreign currency translation adjustment	(6,360,441)	(937,413)	(3,642,754)	2,009,476
Comprehensive loss attributable to Recon Technology, Ltd	(36,020,489)	(5,308,764)	(46,231,308)	(47,861,783)
RECON TECHNOLOGY LTD
Parent Company Statements Of Operations And Comprehensive Loss
General and administrative expenses	31,152,145	4,591,258	27,947,713	44,012,602
Loss from operations	(31,152,145)	(4,591,258)	(27,947,713)	(44,012,602)
Gain (loss) in fair value changes of warrants liability	671	99	6,226	(933,995)
Other income (expenses)	2,878,285	424,207	8,950,199	17,386,784
Equity in earnings of subsidiaries, VIEs and VIEs' subsidiaries	(1,386,859)	(204,398)	(23,597,266)	(22,311,446)
Net loss	(29,660,048)	(4,371,350)	(42,588,554)	(49,871,259)
Foreign currency translation adjustment	(6,360,441)	(937,413)	(3,642,754)	2,009,476
Comprehensive loss attributable to Recon Technology, Ltd	¥ (36,020,489)	$ (5,308,763)	¥ (46,231,308)	¥ (47,861,783)